Capital management (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Covenant Ratios Are Determined Based on a Twelvemonth Running Basis	The target default covenant ratios are determined based on a twelve-month running basis and are as follows:

Testing date of loan covenants	EBITDA margin	EBITDA	Interest coverage
June 30, 2021	-15.43%	-/-€15.5 million	9.55x
December 31, 2021	-9.29%	-/-€12.2 million	8.94x
June 30, 2022	0.59%	Unconditional	9.86x
December 31, 2022	1.07%	Unconditional	10.75x
June 30, 2023	1.58%	Unconditional	12.00x
December 31, 2023	1.95%	Unconditional	13.16x
June 30, 2024	2.29%	Unconditional	14.48x
December 31, 2024	2.56%	Unconditional	15.91x
June 30, 2025	2.68%	Unconditional	18.37x
December 31, 2025	2.77%	Unconditional	20.68x

The target (drawdown stop) covenant ratios are determined based on a twelve-month running basis and are as follows:

Testing date of loan covenants	EBITDA margin	EBITDA	Interest coverage

December 31, 2020	-26.03%	-/- €18.4 million	11.26x
June 30, 2021	-13.12%	-/- €13.2 million	10.00x
December 31, 2021	-6.29%	-/- €8.2 million	10.50x
June 30, 2022	1.18%	Unconditional	11.80x
December 31, 2022	2.15%	Unconditional	12.78x
June 30, 2023	3.16%	Unconditional	14.19x
December 31, 2023	3.90%	Unconditional	15.48x
June 30, 2024	4.57%	Unconditional	17.06x
December 31, 2024	5.11%	Unconditional	18.77x
June 30, 2025	5.37%	Unconditional	21.60x
December 31, 2025	5.55%	Unconditional	24.21x